Risk Management and Report (Details) - Schedule of Gross Carrying Amount Previously Modified Financial Assets $ in Millions	12 Months Ended
Dec. 31, 2023 CLP ($)
Facilities that have cured since modification and are now measured using 12mECLs (Stage 1) [Member] | Post Modification [Member]
Gross Carrying Amount Previously Modified Financial Assets [Line Items]
Gross carrying amount, Post modification	$ 46,266
Corresponding ECL, Post modification	6,726
Facilities that have cured since modification and are now measured using 12mECLs (Stage 1) [Member] | Pre Modification [Member]
Gross Carrying Amount Previously Modified Financial Assets [Line Items]
Gross carrying amount, Post modification	46,727
Corresponding ECL, Post modification	11,459
Facilities that reverted to (Stage 2/3) lifetime ECLs having once cured [Member] | Post Modification [Member]
Gross Carrying Amount Previously Modified Financial Assets [Line Items]
Gross carrying amount, Pre-modification	22,968
Corresponding ECL, Pre-modification	5,663
Facilities that reverted to (Stage 2/3) lifetime ECLs having once cured [Member] | Pre Modification [Member]
Gross Carrying Amount Previously Modified Financial Assets [Line Items]
Gross carrying amount, Pre-modification	22,856
Corresponding ECL, Pre-modification	$ 3,922